11. NON-FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2018
Non-financial Assets And Liabilities
NON-FINANCIAL ASSETS AND LIABILITIES

11.1. PROPERTY, PLANT AND EQUIPMENT

	Original values
Type of good	At the beginning	Translation effect	Impairment	Increases	Transfers	Decreases	At the end

Land	818	-	-	2	-	-	820
Buildings	7,497	-	-	20	332	(35)	7,814
Equipment and machinery	36,569	5	(244)	32	3,244	-	39,606
High, medium and low voltage lines	36,429	-	-	381	1,595	(344)	38,061
Substations	13,471	-	-	113	188	(3)	13,769
Transforming chamber and platforms	7,532	-	-	32	354	(59)	7,859
Meters	7,516	-	-	18	356	-	7,890
Wells	18,580	-	-	26	3,892	(1,324)	21,174
Mining property	8,910	-	-	995	164	-	10,069
Vehicles	641	-	-	192	(4)	(16)	813
Furniture and fixtures and software equipment	2,169	-	-	268	98	(3)	2,532
Communication equipments	535	-	-	3	16	-	554
Materials and spare parts	1,068	-	-	216	(49)	(13)	1,222
Distribution storage center	332	-	-	-	31	-	363
Petrochemical industrial complex	2,287	-	(1,837)	-	108	-	558
Work in progress	17,155	-	-	22,623	(10,255)	-	29,523
Advances to suppliers	1,081	-	-	150	(70)	(439)	722
Other goods	168	-	-	-	-	-	168

Total at 12.31.2018	162,758	5	(2,081)	25,071	-	(2,236)	183,517
Total at 12.31.2017	164,176	(430)	-	24,787	(139)	(25,636)	162,758

(1)	Includes the transfer of materials and spare parts to the item "Inventories" of the current asset.

	Depreciation					Net book values
Type of good	At the beginning	Decreases	Impairment	For the year	At the end	At the end	At 12.31.2017

Land	-	-	-	-	-	820	818
Buildings	(2,544)	35	-	(294)	(2,803)	5,011	4,953
Equipment and machinery	(12,126)	-	120	(2,454)	(14,460)	25,146	24,443
High, medium and low voltage lines	(11,250)	247	-	(1,169)	(12,172)	25,889	25,179
Substations	(3,571)	1	-	(404)	(3,974)	9,795	9,900
Transforming chamber and platforms	(1,940)	23	-	(243)	(2,160)	5,699	5,592
Meters	(2,698)	1	-	(304)	(3,001)	4,889	4,818
Wells	(10,165)	-	-	(1,922)	(12,087)	9,087	8,415
Mining property	(3,512)	-	-	(993)	(4,505)	5,564	5,398
Vehicles	(441)	16	-	(167)	(592)	221	200
Furniture and fixtures and software equipment	(1,489)	2	-	(341)	(1,828)	704	680
Communication equipments	(357)	-	-	(21)	(378)	176	178
Materials and spare parts	(57)	-	-	(11)	(68)	1,154	1,011
Distribution storage center	(74)	-	-	(19)	(93)	270	258
Petrochemical industrial complex	(834)	-	773	(195)	(256)	302	1,453
Work in progress	-	-	-	-	-	29,523	17,155
Advances to suppliers	-	-	-	-	-	722	1,081
Other goods	(129)	-	-	(6)	(135)	33	39

Total at 12.31.2018	(51,187)	325	893	(8,543)	(58,512)	125,005
Total at 12.31.2017	(46,227)	5,349	-	(10,309)	(51,187)		111,571

(1)	Includes $ 2,623 million corresponding to discontinued operations for 2017.

Edenor’s direct own costs capitalized in the book value of property, plant and equipment during the year ended December 31, 2018 and 2017 amounted to $ 1,021 million and $ 870 million respectively.

Borrowing costs capitalized in the book value of property, plant and equipment during the year ended December 31, 2018 and 2017 amounted to $ 282 million and $ 602 million, respectively.

11.1.1 Impairment of Property, Plant and Equipment in the Petrochemicals segment

The recoverability assessment of Petrochemicals segment’s assets resulted in the recognition of an impairment of $ 1,188 million as of December 31, 2018 as a consequence of the fall in this segment’s margins resulting from a sustained increase in operating costs, mainly impacted by the cost of raw material processed in the Catalytic Reform unit, and the drop in international reference prices.

Cash flows were prepared based on estimates on the future behavior of certain variables that are sensitive in the determination of the recoverable value, which is measured as the value in use, including the following: (i) reference prices for products; (ii) demand projections per type of product; (iii) costs evolution and; (iv) macroeconomic variables such as inflation and exchange rates, among others.

Key assumptions used in the calculation of the recoverable value as of December 31, 2018 are as follows:

- Gross margin 7%

- Discount rate (WACC) 11.8%

- International Average Styrene Price 1,138 u$s/tn

- Average gasoline 87 octane price 2.06 u$s/gallon

As regards these assumptions, the Company’s management has determined the estimated gross margin based on past yields and its market growth expectations (including projections of demand, prices and costs); the discount rate used reflects specific risks associated with the Petrochemicals segment.

The Company has conducted a sensitivity analysis of the recoverable value of the segment regarding: i) discount rate: a 1% increase or decrease in the discount rate would imply a 10% decrease or increase in the recoverable value, respectively, ii) international average styrene price: a 2% increase or decrease in the international styrene price would imply a 10% increase or decrease in the recoverable value, respectively and iii) average gasoline 87 octane price: a 1% increase or decrease in the gasoline 87 octane price would imply a 7% increase or decrease in the recoverable value, respectively.

11.2 INTANGIBLE ASSETS

Original values
Type of good	At the beginning	Increase	Impairment	Decrease	At the end

Concession agreements	10,267	-	-	-	10,267
Goodwill	1,309	-	-	-	1,309
Intangibles identified in acquisitions of companies	264	6	(7)	-	263
Total at 12.31.2018	11,840	6	(7)	-	11,839
Total at 12.31.2017	11,937	-	-	(97)	11,840

	Depreciation
Type of good	At the beginning	For the year (1)	At the end

Concession agreements	(5,416)	(259)	(5,675)
Goodwill	-	-	-
Intangibles identified in acquisitions of companies	(70)	(14)	(84)
Total at 12.31.2018	(5,486)	(273)	(5,759)
Total at 12.31.2017	(5,372)	(114)	(5,486)

(1)	Includes $ 61 million corresponding to discontinued operations for 2017 year.

	Net book values
Type of good	At the end	At 12.31.2018

Concession agreements	4,592	4,851
Goodwill	1,309	1,309
Intangibles identified in acquisitions of companies	179	194
Total at 12.31.2018	6,080
Total at 12.31.2017		6,354

11.3 DEFERRED TAX ASSETS AND LIABILITIES, INCOME TAX AND MINIMUM NOTIONAL INCOME TAX

The composition of the deferred tax assets and liabilities is as follows:

	12.31.2017	Profit (loss) (1)	Other comprehensive income (loss)	12.31.2018
Tax loss-carryforwards	2,416	(441)	-	1,975
Trade and other receivables	175	289	-	464
Derivative financial instruments	-	-	-	-
Financial assets at fair value through profit and loss	18	(16)	-	2
Trade and other payables	1,745	210	-	1,955
Salaries and social security payable	-	56	-	56
Defined benefit plans	384	(98)	41	327
Provisions	1,096	105	-	1,201
Taxes payable	249	(36)	-	213
Liabilities associated to assets classified as held for sale	542	(542)	-	-
Other	67	8	-	75
Deferred tax asset	6,692	(465)	41	6,268
Property, plant and equipment	(16,687)	4,089	-	(12,598)
Investments in companies	(1,962)	1,328	(67)	(701)
Intangible assets	(108)	(7,178)	-	(7,286)
Trade and other receivables	(997)	723	-	(274)
Financial assets at fair value through profit and loss	(89)	(233)	-	(322)
Borrowings	(201)	79	-	(122)
Assets classified as held for sale	(1,241)	1,241	-	-
Other	(165)	(74)	-	(239)
Deferred tax liabilities	(21,450)	(25)	(67)	(21,542)

	12.31.2016	Reclasification to held for sale	Profit (loss)	Other comprehensive income (loss)	12.31.2017
Tax loss-carryforwards	1,736	-	680	-	2,416
Trade and other receivables	357	(9)	(173)	-	175
Derivative financial instruments	-	-	-	-	-
Financial assets at fair value through profit and loss	-	-	18	-	18
Trade and other payables	2,071	-	(326)	-	1,745
Salaries and social security payable	-	-	-	-	-
Defined benefit plans	666	(93)	(184)	(5)	384
Provisions	3,173	(508)	(1,569)	-	1,096
Taxes payable	413	-	(164)	-	249
Liabilities associated to assets classified as held for sale	-	610	(68)	-	542
Other	232	-	(165)	-	67
Deferred tax asset	8,648	-	(1,951)	(5)	6,692
Property, plant and equipment	(23,565)	1,395	5,483	-	(16,687)
Investments in companies	(2,449)	-	554	(67)	(1,962)
Intangible assets	(542)	-	434	-	(108)
Trade and other receivables	(1,568)	-	571	-	(997)
Financial assets at fair value through profit and loss	(176)	-	87	-	(89)
Borrowings	(112)	-	(89)	-	(201)
Assets classified as held for sale	-	(1,395)	154	-	(1,241)
Other	(6)	-	(159)	-	(165)
Deferred tax liabilities	(28,418)	-	7,035	(67)	(21,450)

	12.31.2015	Increase for subsidiaries acquisition	Profit (loss)	Other comprehensive income (loss)	12.31.2016
Tax loss-carryforwards	79	-	1,657	-	1,736
Trade and other receivables	131	169	57	-	357
Derivative financial instruments		-	-		-
Financial assets at fair value through profit and loss	20	-	(20)	-	-
Trade and other payables	826	-	1,245	-	2,071
Salaries and social security payable		-	-		-
Defined benefit plans	270	324	25	47	666
Provisions	332	2,612	229	-	3,173
Taxes payable	122	722	(431)	-	413
Liabilities associated to assets classified as held for sale		-	-		-
Other	57	213	(38)	-	232
Deferred tax asset	1,837	4,040	2,724	47	8,648
Property, plant and equipment	(13,823)	(8,525)	(1,217)	-	(23,565)
Inventories		-	-		-
Investments in companies		(2,439)	(10)		(2,449)
Intangible assets	(568)	(141)	167	-	(542)
Trade and other receivables	(660)	(512)	(396)	-	(1,568)
Financial assets at fair value through profit and loss	(122)	(101)	47	-	(176)
Borrowings	(62)	(82)	32	-	(112)
Assets classified as held for sale		-	-		-
Other	(5)	(40)	39	-	(6)
Deferred tax liabilities	(15,240)	(11,840)	(1,338)	-	(28,418)

Deferred tax assets and liabilities are offset in the following cases: a) when there is a legally enforceable right to offset tax assets and liabilities; and b) when deferred income tax charges are associated with the same fiscal authority. The following amounts, determined after their adequate offset, are disclosed in the statement of financial position:

	12.31.2018	12.31.2017
Deferred tax asset	80	6,692
Deferred tax liabilities	(15,354)	(21,450)
Deferred tax liabilities, net	(15,274)	(14,758)

11.4 INVENTORIES

	12.31.2018	12.31.2017

Materials and spare parts	3,536	3,067
Advances to suppliers	71	211
In process and finished products	1,516	945
Stock crude oil	46	43
Total	5,169	4,266

11.5 PROVISIONS

	Note	12.31.2018	12.31.2017
Non Current
Provisions for contingencies		4,674	5,121
Asset retirement obligation		770	1,355
Environmental remediation		13	22
Other provisions		42	51
		5,499	6,549

Current
Provisions for contingencies		658	190
Asset retirement obligation		65	224
Environmental remediation		147	188
Onerous contract (Ship or pay)	5.6	-	576
Other provisions		1	1
		871	1,179

	12.31.2018
	For contingencies	Asset retirement obligation	For environmental remediation

At the beginning of the year	5,311	1,579	210
Increases	4,013	1,391	208
Reclasifications	-	(677)	-
Decreases	(904)	(190)	(184)
Gain on net monetary position	(1,965)	(677)	(74)
Reversal of unused amounts	(1,123)	(591)	-
At the end of the year	5,332	835	160

	12.31.2017
	For contingencies	Asset retirement obligation	For environmental remediation

At the beginning of the year	7,500	3,430	642
Increases	1,627	1,053	162
Reclasifications	(347)	(27)	27
Reclasification to liabilities associated to assets classified as held for sale	-	(1,292)	(272)
Gain on net monetary position	(1,404)	(695)	(123)
Decreases	(1,461)	(276)	(223)
Reversal of unused amounts	(604)	(614)	(3)
At the end of the year	5,311	1,579	210

	12.31.2016
	For contingencies	Asset retirement obligation	For environmental remediation

At the beginning of the year	831	122	-
Increases	998	1,330	444
Increase for subsidiaries acquisition	7,047	2,558	497
Gain on net monetary position	(1,230)	(525)	(96)
Decreases	(146)	(55)	(203)
At the end of the year	7,500	3,430	642

11.5.1 Provision for Environmental remediation

The Company is subject to extensive environmental regulations in Argentina and in the other countries in which it operates. The Company’s management believes that its current operations are in compliance with applicable environmental requirements, as currently interpreted and enforced, including regulatory remediation commitments assumed. The Company undertakes environmental impact studies for new projects and investments and, to date, environmental requirements and restrictions imposed on these new projects have not had any material adverse impact on Pampa Energía’s business.

The Company has performed a sensitivity analysis relating to the discount rate. The 1% increase or decrease in the discount rate would not have a significant impact on the Company’s results of operations.

11.5.2	Asset retirement obligation

In accordance with the regulations applicable in the countries where the Company (directly or indirectly through subsidiaries) performs oil and gas exploration and production activities, the Company must incur costs associated with well plugging and abandonment. The Company has not pledged any assets for the purpose of settling such obligations.

The Company has performed a sensitivity analysis relating to the discount rate. The 1% increase or decrease in the discount rate would not have a significant impact on the Company’s results of operations.

11.5.2	Provision for legal proceedings

The Company (directly or indirectly through subsidiaries) is a party to several commercial, tax and labor proceedings and claims that arise in the ordinary course of its business. In determining a proper level of provision, the Company has considered its best estimate mainly with the assistance of legal and tax advisors.

The determination of estimates may change in the future due to new developments or unknown facts at the time of evaluation of the provision. As a consequence, the adverse resolution of the evaluated proceedings and claims could exceed the established provision.

The Company has recorded provisions for labor, civil and commercial complaints brought against the Company corresponding to atomized claims with individual unsubstantial amounts, as well as charges for judicial costs and expenses which, as of December 31, 2018, amount to $ 3.603 million.

We hereinafter detail the nature of significant judicial proceedings for which provisions have been recorded as of December 31, 2018:

-	Relevant Customs Summary Proceedings - Gasoline Exports: there is an important number of customs summary proceedings in which the tax authority challenges the tariff heading used by Petrobras during 2008-2014. The Fiscal authority’s position involves a higher export duty rate. As December 31, 2018, the associated provision amounts to $ 3,375 million.

11.6 INCOME TAX AND MINIMUM NOTIONAL INCOME TAX LIABILITY

	12.31.2018	12.31.2017
Non current
Income tax, net of witholdings and advances	1,034	1,252
Minimum notional income tax, net of witholdings and advances	-	22
Total non current	1,034	1,274

Current
Income tax, net of witholdings and advances	930	1,299
Minimum notional income tax, net of witholdings and advances	154	93
Total current	1,084	1,392

Income tax

Pampa has assessed income tax for the fiscal period between January and October 2016 and HIDISA and HINISA have assessed their income taxes for fiscal years 2012 to 2017, taking into consideration the application of the inflation adjustment mechanisms set forth in Title VI of the Income Tax Act, the update of Property, plant and equipment amortizations (Sections 83, 84 and 89), a cost restatement on account of the disposal of shares and mutual funds quotas (Sections 58, 61 and 89), and the update of intangible assets amortizations (Sections 81.c, 84 and 89, and Section 128 of its regulatory decree), to such effect using the domestic wholesale price index (IPIM) published by the National Institute of Statistics and Censuses, until October 2015 and the index of consumer prices City of Buenos Aires (IPCBA) for the November-December 2015 period, based on the similarity with the parameters put forward in the matter of “Candy S.A.” heard by the National Supreme Court of Justice, which on July 3, 2009 ruled for the application of the inflation adjustment mechanism.

As of December 31, 2018 Pampa, HIDISA and HINISA will hold a provision for the additional income tax liabilities assessable for fiscal years mentioned in case the inflation adjustment had not been deducted. This provision amounts to $ 1,034 million including compensatory interest and was disclosed in the line “Income tax liability and minimum notional income tax non-current”.

On March 27, 2019, Pampa has decided to exercise the tax revaluation optional regime in relation to property, plant and equipment as of December 31, 2017, provided for by Title X of Law Nro. 27,430, and must withdraw any judicial or administrative process promoted or to be promoted in relation to the application of inflation adjustment in the income tax. Consequently, Pampa is taking the corresponding formal steps intending to pay the income tax corresponding to the fiscal period as of October 31, 2016, without considering the application of the adjustment for inflation mechanism (see Note 23).

Minimun Notional Income tax

The Company and certain subsidiaries filed a petition for declaratory relief pursuant to Section 322 of the Federal Code of Civil and Commercial Procedure against AFIP in order to obtain assurance as to the application of the minimum notional income tax for the fiscal years from 2010 to 2016, based on the decision by the CSJN in “Hermitage” dated on September 15, 2010.

In this established precedent, the Court had declared this tax unconstitutional since it may be considered unreasonable under certain circumstances and since it breaches the tax capacity principle.

From AFIP’s validation to the said precedent, through General Instruction 2/2017, the Company and its subsidiaries have resolved not to file a declaratory of relief as from 2017 fiscal year.

Furthermore, the Company and certain subsidiaries have requested the granting of interim injunctive relief so that AFIP may refrain from demanding payment or instituting tax execution proceedings on the tax and for the fiscal year mentioned. The Court seized of in the proceedings decided to reject the precautionary measures.

During 2015 and 2017 year, CTLL and EGSSA (currently merged with the Company) received a favorable decision by the first-instance Court and the Chamber of Appeals, respectively, on the declaratory relief claim filed for fiscal period 2010 and 2011. Additionally, favorable decisions have been obtained in other subsidiaries.

During December 2016, the Fiscal authority concluded an inspection on Edenor for fiscal year 2014, during which Edenor had applied the criterion established by the “Hermitage” decision in its IGMP.

Taking into consideration the different rulings favorable to the Company and its subsidiaries, and in line with the case law established by the “Hermitage” decision and the Treasury’s position on closing several verifications for periods where taxpayers do not have any taxable income (before the calculation of tax losses), in which the Treasury has waived its claims for these debts based on the unfavorable case law and in line with the criterion established by the Court, the Company has decided to derecognize the liabilities it had previously disclosed for the IGMP it should have assessed if the provisions of the Hermitage decision had not applied.

11.7 TAX LIABILITIES

	12.31.2018	12.31.2017
Non current
Value added tax	160	323
Sales tax	33	25
Payment plans	60	192
Extraordinary Canon	289	-
Total non current	542	540

Current
Value added tax	786	777
Municipal, provincial and national contributions	130	588
Payment plans	53	90
Municipal taxes	108	102
Tax withholdings to be deposited	337	288
Stamp tax payable	10	15
Royalties	202	204
Extraordinary Canon	374	816
Other	52	21
Total current	2,052	2,901

11.8 DEFINED BENEFITS PLANS

The main characteristics of benefit plans granted to Company employees are detailed below.

a)	Indemnity plan: Benefit plan whereby Company employees meeting certain conditions are eligible to receive upon retirement a certain number of salaries according to the provisions of the plan.
b)	Compensatory plan: Benefit plan whereby Company employees meeting certain conditions are eligible to receive upon retirement a certain amount according to the provisions of the plan (based on the last computable salary and the number of years working for the Company) after deducting the benefits from the pension system. This plan requires the Company to make contributions to a fund. The plan calls for a contribution to a fund exclusively by the Company and without any contribution by the employees. The assets of the fund are contributed to a trust fund and invested in US dollar-denominated money market instruments in order to preserve the accumulated capital and obtain a return in line with a moderate risk profile. In addition, although there is no target asset allocation for the following years, funds are mainly invested in US government bonds, commercial papers rated A1 or P1, AAAm-rated mutual funds and time deposits in banks rated A+ or higher in the United States of America, in accordance with the Trust Agreement dated on March 27, 2002 entered with The Bank of New York Mellon, duly amended by the Permitted Investment Letter dated on September 14, 2006. The Bank of New York Mellon is the trustee and Willis Towers Watson is the managing agent. In case there is an excess (duly certified by an independent actuary) of the funds to be used to settle the benefits granted by the plan, the Company will be entitled to choice to use it, in which case it may have to notify the trustee thereof.
c)	Collective agreements: Benefit plan whereby Company employees covered by certain collective bargaining agreements and meeting certain conditions are eligible to receive upon retirement or disability a certain number of salaries according to the provisions of the plan.

As of December 31, 2018 and 2017, the most relevant actuarial information corresponding to the described benefit plans is the following:

	12.31.2018
	Present value of the obligation	Fair value of plan assets	Net liability at the end of the year
Liabilities at the beginning	1,760	(117)	1,643
Items classified in profit or loss
Current services cost	75	-	75
Cost for interest	339	(31)	308
Contributions paid	(187)	-	(187)
Items classified in other comprehensive income
Actuarial losses (gains)	225	(65)	160
Exchange differences on translation	4	-	4
Benefit payments	(130)	-	(130)
(Gain) loss on net monetary position	(586)	50	(536)
At the end	1,500	(163)	1,337

	12.31.2017
	Present value of the obligation	Present value of assets	Net liability at the end of the year
Liabilities at the beginning	2,189	(286)	1,903
Items classified in profit or loss
Current services cost	95	-	95
Cost for interest	457	(38)	419
Past services cost	46	-	46
Items classified in other comprehensive income
Actuarial losses (gains)	(32)	16	(16)
Exchange differences on translation	52	(26)	26
Benefit payments	(87)	11	(76)
Contributions paid	-	(11)	(11)
Reclasification to liabilities associated to assets classified as held for sale	(420)	165	(255)
(Gain) loss on net monetary position	(540)	52	(488)
At the end	1,760	(117)	1,643

	12.31.2016
	Present value of the obligation	Present value of assets	Net liability at the end of the year
Liabilities at the beginning	769	-	769
Items classified in profit or loss
Current services cost	83	-	83
Cost for interest	412	(26)	386
Items classified in other comprehensive income
Actuarial losses (gains)	145	10	155
Benefit payments	(151)	4	(147)
Contributions paid	-	(4)	(4)
(Gain) loss on net monetary position	(271)	10	(261)
Increase for subsidiries acquisition	1,202	(280)	922
At the end	2,189	(286)	1,903

As of December 31, 2018, net liability by type of plan, is as follows: a) $ 146 million corresponding to Indemnity plan; b) $ 404 million corresponding to Compensatory plan and c) $ 368 million corresponding to Collective agreements.

As of December 31, 2017, net liability by type of plan, is as follows: a) $ 261 million corresponding to Indemnity plan; b) $ 405 million corresponding to Compensatory plan and c) $ 454 million corresponding to Collective agreements.

Estimated expected benefits payments for the next ten years are shown below. The amounts in the table represent the undiscounted cash flows and therefore do not reconcile to the obligations recorded at the end of the year.

12.31.2018
Less than one year	162
One to two years	94
Two to three years	111
Three to four years	100
Four to five years	92
Six to ten years	449

Significant actuarial assumptions used were as follows:

	12.31.2018	12.31.2017
Discount rate	5%	5%
Salaries increase	1%	1%
Average inflation	27%	21%

The following sensitivity analysis shows the effect of a variation in the discount rate and salaries increase on the obligation amount:

12.31.2018
Discount rate: 4%
Obligation	1,637
Variation	137
10%

Discount rate: 6%
Obligation	1,383
Variation	(117)
(9%)

Salaries increase: 0%
Obligation	1,425
Variation	(75)
(6%)

Salaries increase: 2%
Obligation	1,587
Variation	87
6%

The sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. Therefore, the presented analysis may not be representative of the actual change in the defined benefit obligation. The methods and types of assumptions used in preparing the sensitivity analysis did not change compared to the prior period.

11.9 SALARIES AND SOCIAL SECURITY PAYABLE

	12.31.2018	12.31.2017
Non current
Seniority - based bonus	148	171
Early retirements payable	15	6
Total non current	163	177

Current
Salaries and social security contributions	918	855
Provision for vacations	711	991
Provision for gratifications and annual bonus for efficiency	1,087	1,327
Early retirements payable	10	7
Total current	2,726	3,180